Schedule of Due to Related Parties Transaction Balances (Details) - HCYC Group Company Limited [Member] - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Related Party [Member]
Total due to related parties		$ 933,647	$ 588,908
Non Interest Bearing Borrowings [Member] | Ms Xiameng Ding [Member]
Total due to related parties	[1]	929,224	582,471
Non Interest Bearing Borrowings [Member] | Mr. Kwok Wai Man [Member]
Total due to related parties	[1]	4,260	5,037
Non Interest Bearing Borrowings [Member] | Related Party [Member]
Total due to related parties	[1]	933,484	587,508
Payable To Related Party Related To Referral Service [Member] | Mr. Kwok Wai Man [Member]
Total due to related parties		$ 163	$ 1,400

[1]	As of March 31, 2025 and 2024, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.